UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Argentina (0.6%)

YPF SA ADR	184,400	$5,480,368

		5,480,368
Australia (6.6%)

Bank of Queensland, Ltd.	438,982	4,862,931

Cardno, Ltd.	568,769	3,499,802

Dexus Property Group(R)	3,761,145	3,577,644

Downer EDI, Ltd.	1,517,988	6,577,125

Fairfax Media, Ltd.(S)	12,260,263	6,695,944

Flight Centre Travel Group, Ltd.	86,965	3,854,296

Lend Lease Group	306,514	3,082,999

Monadelphous Group, Ltd.(S)	201,136	3,020,888

Nufarm, Ltd.	819,023	3,645,573

Orica, Ltd.	297,168	6,270,126

Primary Health Care, Ltd.	1,334,763	6,074,842

Seven West Media, Ltd.	3,320,624	6,710,169

		57,872,339
Austria (0.8%)

EVN AG	129,468	2,052,030

voestalpine AG	90,384	4,489,595

		6,541,625
Belgium (0.7%)

Delhaize Group SA	101,567	5,908,834

		5,908,834
Canada (8.5%)

AuRico Gold, Inc.	565,600	2,193,094

Canaccord Genuity Group, Inc.(S)	564,643	3,230,934

Corus Entertainment, Inc. Class B(S)	178,400	4,096,711

Domtar Corp.	61,309	5,242,533

Ensign Energy Services, Inc.	331,644	5,065,721

Finning International, Inc.	231,000	5,348,078

Genworth MI Canada, Inc.	239,100	7,875,865

InnVest Real Estate Investment Trust(R)	713,600	3,102,755

Metro, Inc.	109,700	6,392,757

Mullen Group, Ltd.	215,000	5,647,405

Norbord, Inc.(S)	243,300	7,354,756

Open Text Corp.	69,174	5,861,773

Transcontinental, Inc. Class A	413,000	6,561,047

Westjet Airlines, Ltd.	244,000	6,351,739

		74,325,168
China (1.2%)

AAC Technologies Holdings, Inc.(S)	978,500	4,417,579

China BlueChemical, Ltd.	9,452,000	6,413,054

		10,830,633
Denmark (2.7%)

D/S Norden	104,532	4,707,678

DSV A/S	131,380	4,015,348

H. Lundbeck A/S	199,836	4,359,092

Sydbank A/S(NON)	189,331	5,315,696

Topdanmark A/S(NON)	183,002	4,837,189

		23,235,003
France (4.8%)

Cap Gemini	93,241	6,068,738

Faurecia(NON)	163,166	5,478,930

M6-Metropole Television	191,833	4,180,590

Nexity	62,773	2,298,727

Publicis Group SA	64,384	5,690,632

SEB SA	48,356	4,517,907

Technicolor SA(NON)	1,131,027	5,719,861

Teleperformance	136,081	7,743,577

		41,698,962
Germany (5.4%)

Aurubis AG	80,879	4,762,935

Bertrandt AG	32,636	4,484,916

DMG Mori Seiki AG(S)	294,007	9,072,877

Draegerwerk AG & Co., KGaA (Preference)(S)	32,930	4,061,294

Gerresheimer AG	97,968	6,604,526

Krones AG	26,955	2,302,598

Leoni AG	88,444	6,607,156

MTU Aero Engines Holding AG	51,826	4,870,941

Software AG	114,915	4,388,696

		47,155,939
Hong Kong (2.3%)

China New Town Development Co., Ltd.(NON)	1	—

Dah Sing Financial Holdings	751,600	4,401,473

Hutchison Telecommunications Hong Kong Holdings, Ltd.	9,206,000	3,526,816

SmarTone Telecommunications Holdings, Ltd.	2,516,000	2,810,502

Techtronic Industries Co.	2,006,000	5,395,012

Television Broadcasts, Ltd.	671,100	4,211,390

		20,345,193
India (0.8%)

Yes Bank, Ltd.	1,137,828	6,712,439

		6,712,439
Ireland (1.4%)

Kentz Corp, Ltd.	533,068	5,196,657

Smurfit Kappa Group PLC	303,939	7,217,461

		12,414,118
Italy (2.9%)

Ansaldo STS SpA	520,382	5,634,762

Banca Monte dei Paschi di Siena SpA(NON)(S)	15,452,066	3,920,510

Banca Popolare dell'Emilia Romagna SC(NON)	554,140	5,283,906

Danieli & Co. SpA	161,977	5,106,405

DiaSorin SpA(S)	119,055	5,688,453

		25,634,036
Japan (21.8%)

Aeon Delight Co., Ltd.(S)	266,100	5,293,684

Ain Pharmaciez, Inc.	86,000	3,983,308

Capcom Co., Ltd.	230,700	4,458,841

Century Tokyo Leasing Corp.	135,000	4,645,175

Chiyoda Corp.	413,000	5,648,036

Credit Saison Co., Ltd.	143,900	4,034,172

Dowa Holdings Co., Ltd.	511,000	5,182,576

Fuyo General Lease Co., Ltd.	96,100	3,850,754

Gunma Bank, Ltd. (The)	826,000	4,676,461

Hisamitsu Pharmaceutical Co., Inc.	73,300	3,885,197

Horiba, Ltd.	134,200	4,781,395

Iida Group Holdings Co., Ltd.(NON)	314,012	6,317,329

Itochu Techno-Solutions Corp.	97,500	3,721,265

Japan Petroleum Exploration Co.	141,600	5,445,888

JSR Corp.	241,500	4,438,914

Kamigumi Co., Ltd.	482,000	4,342,681

Kansai Paint Co., Ltd.	384,000	5,435,112

Kobayashi Pharmaceutical Co., Ltd.	92,800	5,063,712

Koito Manufacturing Co., Ltd.	190,000	3,655,522

Kurita Water Industries, Ltd.	240,700	5,152,571

Kuroda Electric Co., Ltd.(S)	245,300	3,673,095

KYORIN Holdings, Inc.	225,700	4,661,830

Mandom Corp.	146,900	4,696,154

Maruichi Steel Tube, Ltd.	210,400	5,175,538

Moshi Moshi Hotline, Inc.	424,000	4,548,548

Musashino Bank, Ltd. (The)	82,900	2,880,804

Namco Bandai Holdings, Inc.	342,100	6,949,193

Nihon Kohden Corp.	120,200	4,464,454

Nippo Corp.	255,000	4,059,788

Nippon Synthetic Chemical Industry Co., Ltd. (The)	701,000	6,363,707

Park24 Co., Ltd.	197,000	3,719,049

Rinnai Corp.	58,000	4,382,059

Sawai Pharmaceutical Co., Ltd.	116,000	8,005,466

Shimamura Co., Ltd.	39,900	4,093,406

Ship Healthcare Holdings, Inc.	128,200	5,468,632

Stanley Electric Co., Ltd.	240,000	5,282,835

Sumitomo Forestry Co., Ltd.	396,500	4,737,332

Taikisha, Ltd.	212,500	4,376,739

Toridoll.corp(S)	152,900	1,328,332

Tsuruha Holdings, Inc.	43,500	4,004,149

Unipres Corp.	198,100	3,480,697

		190,364,400
Jersey (0.7%)

Genel Energy PLC(NON)	329,055	5,718,742

		5,718,742
Netherlands (1.8%)

Aalberts Industries NV	195,349	5,945,429

Arcadis NV	175,062	5,967,196

Nutreco NV	86,431	4,145,481

		16,058,106
Norway (1.8%)

Fred Olsen Energy ASA	152,999	6,033,926

SpareBank 1 SR-Bank ASA(NON)	586,291	5,352,170

TGS-NOPEC Geophysical Co. ASA	159,396	4,205,837

		15,591,933
Portugal (0.8%)

Banco Espirito Santo SA(NON)	4,758,051	6,655,096

		6,655,096
Singapore (0.4%)

Great Eastern Holdings, Ltd.	219,000	3,141,411

		3,141,411
South Korea (8.1%)

BS Financial Group, Inc.	299,940	4,619,694

Daelim Industrial Co., Ltd.	40,484	3,844,507

Daum Communications Corp.	50,701	4,067,386

DGB Financial Group, Inc.	466,810	7,498,602

Dongbu Insurance Co., Ltd.	97,740	4,950,264

GS Home Shopping, Inc.	23,968	6,400,224

Hansol Paper Co., Ltd.	275,130	3,015,693

Hyundai Marine & Fire Insurance Co., Ltd.	136,640	4,125,152

Korea Zinc Co., Ltd.	12,620	3,434,338

KT Corp.	83,570	2,665,112

LIG Insurance Co., Ltd.	126,380	3,803,461

Lotte Food Co., Ltd.	6,144	4,023,237

Mando Corp.	47,155	6,327,138

Seah Besteel Corp.	160,344	4,105,946

Sungwoo Hitech Co., Ltd.	461,938	7,551,287

		70,432,041
Spain (0.5%)

Prosegur Compania de Securidad SA	679,914	4,314,193

		4,314,193
Sweden (1.1%)

Boliden AB	256,512	3,738,570

JM AB	210,842	5,940,388

		9,678,958
Switzerland (5.6%)

Aryzta AG	79,573	5,929,419

Baloise Holding AG	44,434	5,230,690

Banque Cantonale Vaudoise (BCV)	6,735	3,596,377

Bucher Industries AG	26,314	7,167,638

Forbo Holding AG	6,489	5,214,702

Georg Fischer AG	9,550	6,583,135

Helvetia Holding AG	15,516	7,243,456

Partners Group Holding AG	10,162	2,530,463

Sika AG	1,743	5,723,843

		49,219,723
Taiwan (0.6%)

Radiant Opto-Electronics Corp.	686,539	2,447,451

TSRC Corp.	1,839,200	2,740,715

		5,188,166
United Kingdom (16.4%)

Aberdeen Asset Management PLC	722,380	5,793,204

Admiral Group PLC	204,421	4,156,754

Afren PLC(NON)	2,357,154	6,272,606

Amlin PLC	608,890	4,470,920

Ashmore Group PLC	1,038,949	6,677,521

Barratt Developments PLC	1,368,058	7,350,810

Beazley PLC	1,401,136	5,655,201

Berkeley Group Holdings PLC	141,316	5,432,778

Burberry Group PLC	190,710	4,763,817

Close Brothers Group PLC	307,652	6,769,638

IMI PLC	224,978	5,390,162

Inchcape PLC	512,153	4,981,451

Interserve PLC	594,515	6,348,101

Kazakhmys PLC(S)	363,307	1,408,151

Meggitt PLC	588,329	4,795,134

Morgan Sindall Group PLC	258,246	3,238,542

Next PLC	63,567	5,706,992

Persimmon PLC	271,702	5,155,592

Rathbone Brothers PLC	145,989	3,721,364

Rexam PLC	534,639	4,369,927

Savills PLC	505,178	5,368,345

Schroders PLC	92,665	3,737,909

Spectris PLC	135,766	5,403,030

Speedy Hire PLC	5,063,250	4,179,142

Tate & Lyle PLC	214,380	2,750,077

Thomas Cook Group PLC(NON)	2,252,051	6,388,243

TUI Travel PLC	1,034,142	6,213,057

Ultra Electronics Holdings PLC	103,917	3,112,782

William Hill PLC	565,528	3,562,972

		143,174,222
United States (0.6%)

Aspen Insurance Holdings, Ltd.	130,914	5,291,544

		5,291,544

Total common stocks (cost $735,799,990)		$862,983,192

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Notes
5/8s, August 31, 2017(i)	$178,000	$176,574
1 3/4s, January 31, 2014(i)	38,000	38,323

Total U.S. treasury obligations (cost $214,897)		$214,897

SHORT-TERM INVESTMENTS (5.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	39,884,371	$39,884,371

Putnam Short Term Investment Fund 0.08%(AFF)	4,137,134	4,137,134

SSgA Prime Money Market Fund 0.01%(P)	1,300,000	1,300,000

U.S. Treasury Bills with an effective yield of 0.12%, May 1, 2014	$300,000	299,885

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEGSF)	723,000	722,625

U.S. Treasury Bills with effective yields ranging from 0.14% to 0.15%, February 6, 2014	409,000	408,972

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014	667,000	666,813

Total short-term investments (cost $47,419,640)		$47,419,800

TOTAL INVESTMENTS

Total investments (cost $783,434,527)(b)		$910,617,889

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $219,919,146) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/16/14	$1,093,291	$1,124,037	$(30,746)
	Australian Dollar	Sell	1/16/14	1,093,291	1,137,386	44,095
	Euro	Buy	12/18/13	3,246,832	3,148,013	98,819
Barclays Bank PLC
	British Pound	Buy	12/18/13	17,758,395	17,420,003	338,392
	British Pound	Sell	12/18/13	17,758,395	17,366,240	(392,155)
	Canadian Dollar	Buy	1/16/14	2,099,117	2,155,621	(56,504)
	Canadian Dollar	Sell	1/16/14	2,099,117	2,131,728	32,611
	Euro	Buy	12/18/13	8,469,753	8,211,326	258,427
	Hong Kong Dollar	Buy	2/19/14	125,513	125,954	(441)
	Japanese Yen	Sell	2/19/14	229,197	238,557	9,360
	Singapore Dollar	Buy	2/19/14	4,220,742	4,261,757	(41,015)
	Swiss Franc	Buy	12/18/13	4,874,515	4,716,614	157,901
Citibank, N.A.
	Australian Dollar	Buy	1/16/14	2,088	2,146	(58)
	Australian Dollar	Sell	1/16/14	2,088	2,172	84
	Danish Krone	Sell	12/18/13	12,080,881	11,783,482	(297,399)
	Euro	Buy	12/18/13	509,275	52,057	457,218
	Japanese Yen	Sell	2/19/14	7,156,808	7,452,114	295,306
Credit Suisse International
	Australian Dollar	Buy	1/16/14	613,859	638,612	(24,753)
	Australian Dollar	Sell	1/16/14	613,859	630,922	17,063
	Canadian Dollar	Buy	1/16/14	1,386,814	1,426,895	(40,081)
	Canadian Dollar	Sell	1/16/14	1,386,814	1,408,355	21,541
	Euro	Buy	12/18/13	9,168,715	8,889,622	279,093
	Japanese Yen	Sell	2/19/14	3,654,817	3,806,021	151,204
	New Zealand Dollar	Buy	1/16/14	1,535,435	1,553,037	(17,602)
	Norwegian Krone	Sell	12/18/13	1,576,790	1,571,865	(4,925)
	Swiss Franc	Buy	12/18/13	9,573,695	9,378,595	195,100
Deutsche Bank AG
	Australian Dollar	Sell	1/16/14	8,157,792	8,576,784	418,992
	Euro	Buy	12/18/13	13,615,903	13,201,439	414,464
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/14	2,031,551	2,088,017	(56,466)
	Australian Dollar	Sell	1/16/14	2,031,551	2,113,532	81,981
	Norwegian Krone	Sell	12/18/13	947,898	952,763	4,865
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/18/13	7,096,388	6,981,011	115,377
	Euro	Buy	12/18/13	8,339,310	8,530,434	(191,124)
	Japanese Yen	Sell	2/19/14	2,484,396	2,586,303	101,907
	Singapore Dollar	Buy	2/19/14	3,970,653	4,010,481	(39,828)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	2,536,489	2,607,185	(70,696)
	Australian Dollar	Sell	1/16/14	2,536,489	2,638,818	102,329
	Euro	Buy	12/18/13	13,303,925	12,932,679	371,246
	Israeli Shekel	Buy	1/16/14	4,787,812	4,768,848	18,964
	Norwegian Krone	Sell	12/18/13	3,123,909	3,140,791	16,882
	Swedish Krona	Buy	12/18/13	12,826,540	13,000,168	(173,628)
UBS AG
	British Pound	Buy	12/18/13	9,804,020	9,566,161	237,859
	Canadian Dollar	Sell	1/16/14	2,030,679	2,021,470	(9,209)
	Norwegian Krone	Sell	12/18/13	2,176,598	2,188,059	11,461
	Swiss Franc	Buy	12/18/13	1,662,098	1,665,787	(3,689)
WestPac Banking Corp.
	Japanese Yen	Sell	2/19/14	5,489,307	5,715,285	225,978

Total						$3,028,200

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $872,779,673.
(b)	The aggregate identified cost on a tax basis is $786,164,146, resulting in gross unrealized appreciation and depreciation of $165,264,755 and $40,811,012, respectively, or net unrealized appreciation of $124,453,743.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$59,119	$43,199,994	$39,121,979	$194	$4,137,134
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $37,113,609 which includes an amount for securities that are deemed worthless at period end.
The fund received cash collateral of $39,884,371, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $65,294 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.4%
	Consumer discretionary	21.4
	Industrials	21.3
	Materials	11.8
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $568,024 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,668 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $139,930.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks :
Argentina	$5,480,368	$—	$—
Australia	57,872,339	—	—
Austria	—	6,541,625	—
Belgium	—	5,908,834	—
Canada	74,325,168	—	—
China	10,830,633	—	—
Denmark	—	23,235,003	—
France	—	41,698,962	—
Germany	—	47,155,939	—
Hong Kong	20,345,193	—	—
India	6,712,439	—	—
Ireland	—	12,414,118	—
Italy	—	25,634,036	—
Japan	190,364,400	—	—
Jersey	—	5,718,742	—
Netherlands	—	16,058,106	—
Norway	—	15,591,933	—
Portugal	—	6,655,096	—
Singapore	3,141,411	—	—
South Korea	70,432,041	—	—
Spain	—	4,314,193	—
Sweden	—	9,678,958	—
Switzerland	—	49,219,723	—
Taiwan	5,188,166	—	—
United Kingdom	—	143,174,222	—
United States	5,291,544	—	—
Total common stocks	449,983,702	412,999,490	—
U.S. treasury obligations	$—	$214,897	$—
Short-term investments	5,437,134	41,982,666	—

Totals by level	$455,420,836	$455,197,053	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,028,200	$—

Totals by level	$—	$3,028,200	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$4,478,519	$1,450,319

Total	$4,478,519	$1,450,319

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)				$296,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014